4. Operating segments (Tables)	12 Months Ended
Dec. 31, 2018
Operating Segments Tables Abstract
Operating segments
2018	Electric Power Generation	Natural Gas Transport and Distribution (1) (2)	Others (1)	Adjustments and Eliminations	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Revenues	13,810,655	17,100,845	1,103,248	(17,749,378)	14,265,370
Cost of sales	(6,162,940)	(11,352,227)	(663,141)	11,691,610	(6,486,698)
Administrative and selling expenses	(1,389,336)	(2,024,080)	-	2,024,080	(1,389,336)
Other operating income	13,207,713	230,284	15,129	(230,284)	13,222,842
Other operating expenses	(131,462)	(56,002)	(1,419)	56,002	(132,881)
CVO receivables update	11,017,014	-	-	-	11,017,014

Operating income	30,351,644	3,898,820	453,817	(4,207,970)	30,496,311

Other (expenses) income	(13,827,779)	(1,148,373)	(145,543)	1,534,645	(13,587,050)

Net income for the segment	16,523,865	2,750,447	308,274	(2,673,325)	16,909,261
Share in the net income for the segment	16,523,865	255,135	130,261	-	16,909,261

2017	Electric Power Generation	Natural Gas Transport and Distribution (1)	Others (1)	Adjustments and Eliminations	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Revenues	9,638,568	10,580,854	741,233	(11,322,087)	9,638,568
Cost of sales	(5,199,149)	(7,461,082)	(475,503)	7,936,585	(5,199,149)
Administrative and selling expenses	(1,056,257)	(1,712,522)	-	1,712,522	(1,056,257)
Other operating income	1,014,615	3,438,303	-	(3,438,303)	1,014,615
Other operating expenses	(140,138)	(47,418)	-	47,418	(140,138)

Operating income	4,257,639	4,798,135	265,730	(5,063,865)	4,257,639

Other (expenses) income	(959,184)	(571,733)	(52,204)	1,796,653	213,532

Net income for the segment	3,298,455	4,226,402	213,526	(3,267,212)	4,471,171
Share in the net income for the segment	3,298,455	1,105,130	67,586	-	4,471,171

2016	Electric Power Generation	Natural Gas Transport and Distribution (1)	Others (1)	Adjustments and Eliminations	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Revenues	7,044,039	4,034,473	388,014	(4,422,487)	7,044,039
Cost of sales	(4,980,226)	(3,342,800)	(243,796)	3,586,596	(4,980,226)
Administrative and selling expenses	(892,626)	(624,979)	-	624,979	(892,626)
Other operating income	2,324,243	65,543	-	(65,543)	2,324,243
Other operating expenses	(171,952)	(10,433)	-	10,433	(171,952)

Operating income	3,323,478	121,804	144,218	(266,022)	3,323,478

Other (expenses) income	(2,968,782)	46,530	(24,249)	194,576	(2,751,925)

Net income for the segment	354,696	168,334	119,969	(71,446)	571,553
Share in the net income for the segment	354,696	180,008	36,849	-	571,553